BUSINESS ACQUISITION (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Business Combinations [Abstract]
BUSINESS ACQUISITION
The Company’s allocation to identifiable intangible assets and liabilities according to their respective fair values, is as follows:

Intangible assets, trademarks	$100,000
Intangible assets, customer list	5,000
Goodwill	135,000
Purchase Price	$240,000

The Company’s allocation to identifiable intangible assets and liabilities according to their respective fair values, is as follows:

Intangible assets, trademarks	$100,000
Intangible assets, customer list	5,000
Goodwill	135,000
Purchase Price	$240,000